Intangible assets and goodwill	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill
Intangible assets and goodwill

14.Intangible assets and goodwill

Intangible assets

During the six months ended June 30, 2024 the Group has not acquired any intangible assets (six months ended June 30, 2023: 16). No intangible assets were acquired in the process of acquisition of subsidiaries. No assets were disposed of by the Group during the six months ended June 30, 2024 and 2023.

Business combinations and goodwill

Acquisition of game development studios

On January 25, 2022, Company’s Board of directors approved the acquisition of interest in three game development studios, aiming at accelerating the Group’s product growth strategy and enlarging its player base.

The Company acquired 100%, 100%, 48.8% and 49.5% of the issued share capital of Gracevale Ltd (which was subsequently renamed to Cubic Games Studio Ltd), Lightmap LLC, MX Capital Ltd, and Castcrown Ltd, respectively.

On January 27, 2022, the Company entered into a share purchase agreement to acquire 100% of the issued share capital of Gracevale Ltd, developer and publisher of PixelGun 3D mobile shooter title, for a total consideration of up to 70,000. The deal included a cash consideration of 55,517, consideration in the form of the Company’s equity of 3,158, and a deferred share consideration of 8,237. In parallel with the acquisition of Gracevale Ltd, the Company also acquired 100% of Lightmap LLC for an amount of 150, which was taking part in the maintenance and support of Pixel Gun 3D. The two transactions were fully executed on January 31, 2022. The deal is accounted for as business combinations based on the provisions of IFRS 3. Gracevale Ltd was renamed to Cubic Games Studio Ltd on March 30, 2022.

Based on the Share Purchase Agreement at the date of acquisition the sellers received the option to require GDEV Inc. to acquire back the Company’s shares issued or to be issued to the seller as part of the acquisition for a price of US$100.00 per share. There are two scenarios when the option becomes exercisable:

-the first scenario is when the shares are ineligible for sale on Nasdaq in one year from the date of allotment of such shares;
-the second scenario represents a general right of the sellers to sell their outstanding consideration shares to GDEV Inc. no later than two years from the acquisition date.

The option is recognized on the acquisition date in the amount of 13,499 in the line Put option liability in this interim condensed consolidated statement of financial position calculated as the present value of the redemption amount of the share consideration discounted using the Company’s incremental borrowing rate of 3%. The unwinding of the discount from the acquisition date until December 31, 2022 amounted to 366. Additional discount was accrued during the 2023 in amount of 129. The amount of discount accrued during the three months ended March 31, 2024 is 129. No additional discount was accrued during the second quarter of 2024, as at the end of the first quarter the option was exercised by major part of the Company´s ex-shareholders while one part was forfeited. For the details on exercise of the option refer to Note 24.

The Group also recognized tax uncertainties and risks regarding the determination of taxable income, tax positions, and the calculation of tax liabilities resulting from the acquisition of Cubic Games Studio Ltd. The Group considered a range of possible outcomes and probability-weighted amounts associated with the tax risks to determine the expected value of the recognized tax risks in the amount of 789 as at December 31, 2023 and 793 as at June 30, 2024.

The Group also recognized a liability in respect of Cubic Games Studio Ltd in relation to indirect taxes (VAT and withholding/sale taxes), as it considered that there is a present obligation as a result of past events with the probable outflow of resources. The Company recognized the indemnification asset in the amount equal the total liability of the mentioned risks, as such indemnification was provided in the share purchase agreement.

As at December 31, 2023 the amount of the mentioned liability was decreased by 68 with the respective decrease of the indemnification asset accrued mostly due to the disposal of Lightmap LLC and amounted to 1,679. It was then increased by 111 during the six months ended June 30, 2024 and amounted to 1,790.